Stock-Based Compensation (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting period	3 years
Allocated share-based compensation expense	$ 0.5	$ 0
Tax benefit from compensation expense	0.2	0
Share-based Compensation, Target Performance	100.00%
Share-based compensation, compensation cost not yet recognized	$ 2.7
Share-based compensation, compensation cost not yet recognized, recognition period	2 years 9 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-Established Targets, Performance-based Awards	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Target Performance	150.00%
Pre-Established Targets, Performance-based Awards	150.00%
Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to be issued	329,301